PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: 21.5%
Australia: 0.3%
AUD
558,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 $ 263,247
0.3
Belgium: 0.7%
786,000
(1)
Kingdom of Belgium
Government
International Bond,
4.875
%,
06/10/2055 745,530
0.7
Brazil: 2.0%
BRL
10,381
(2)
Brazil Letras do
Tesouro Nacional
LTN,
15.084
%,
01/01/2026 1,636,009
1.6
BRL
537,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
08/15/2050 359,534
0.4
1,995,543
2.0
Canada: 0.8%
CAD
575,000  Canadian Government
Bond 0004,
2.000
%,
12/01/2051 311,724
0.3
571,000  Province of British
Columbia Canada,
4.200
%,
07/06/2033 557,041
0.5
868,765
0.8
China: 11.4%
CNY
1,400,000  China Government
Bond INBK,
2.520
%,
08/25/2033 202,933
0.2
CNY
13,660,000  China Government
Bond INBK,
2.850
%,
06/04/2027 1,936,993
1.9
CNY
4,500,000  China Government
Bond INBK,
2.880
%,
02/25/2033 669,364
0.7
CNY
2,400,000  China Government
Bond INBK,
3.000
%,
10/15/2053 396,636
0.4
CNY
6,880,000  China Government
Bond INBK,
3.250
%,
06/06/2026 970,141
0.9
CNY
29,640,000  China Government
Bond INBK,
3.250
%,
11/22/2028 4,336,979
4.2
CNY
12,880,000  China Government
Bond INBK,
3.290
%,
05/23/2029 1,900,085
1.9
CNY
1,270,000  China Government
Bond INBK,
3.320
%,
04/15/2052 217,635
0.2
CNY
1,780,000  China Government
Bond INBK,
4.080
%,
10/22/2048 334,582
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
China: (continued)
CNY
4,120,000  China Government
Bond SH,
2.690
%,
08/15/2032 $ 602,433
0.6
CNY
550,000  China Government
Bond SZ,
3.190
%,
04/15/2053 92,750
0.1
11,660,531
11.4
Czechia: 0.2%
CZK
3,950,000  Czech Republic
Government Bond
105,
2.750
%,
07/23/2029 164,861
0.2
Germany: 0.3%
EUR
30,000  Bundesrepublik
Deutschland
Bundesanleihe,
0.500
%,
02/15/2028 31,048
0.0
EUR
200,000  Bundesrepublik
Deutschland
Bundesanleihe,
1.250
%,
08/15/2048 151,912
0.2
EUR
120,000  Bundesrepublik
Deutschland
Bundesanleihe,
2.730
%,
08/15/2026 126,363
0.1
309,323
0.3
Indonesia: 0.4%
IDR
6,452,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 430,523
0.4
Italy: 0.4%
EUR
438,000
(1)
Italy Buoni Poliennali
Del Tesoro 30Y,
3.850
%,
09/01/2049 434,632
0.4
Malaysia: 0.4%
MYR
1,864,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 421,779
0.4
Mexico: 0.9%
MXN
26,285  Mexican Udibonos S,
2.750
%,
11/27/2031 957,547
0.9
Poland: 0.2%
PLN
650,000  Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 179,581
0.2
Spain: 1.7%
EUR
870,000
(1)
Spain Government
Bond,
1.450
%,
04/30/2029 902,751
0.9

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Spain: (continued)
EUR
908,000
(1)
Spain Government
Bond 30Y,
2.700
%,
10/31/2048 $ 794,392
0.8
1,697,143
1.7
Thailand: 0.5%
THB
17,994,000  Thailand Government
Bond,
2.875
%,
12/17/2028 552,417
0.5
United Kingdom: 1.3%
GBP
500,000  United Kingdom Gilt,
4.125
%,
01/29/2027 645,195
0.7
GBP
500,000  United Kingdom Gilt,
4.125
%,
07/22/2029 643,706
0.6
1,288,901
1.3
Total Sovereign Bonds
(Cost $22,851,361)
21,970,323
21.5
CORPORATE BONDS/NOTES: 19.1%
Australia: 0.1%
33,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 33,370
0.1
30,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 30,836
0.0
11,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 11,134
0.0
28,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 28,136
0.0
103,476
0.1
Canada: 0.8%
20,000
(3)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 20,121
0.0
65,000
(3)(4)
Bank of Montreal,
4.640%,
09/10/2030 64,667
0.1
45,000  Bank of Montreal,
5.511%,
06/04/2031 46,392
0.1
34,000
(3)
Bank of Nova Scotia,
4.740%,
11/10/2032 33,512
0.1
26,000  Bank of Nova Scotia,
4.850%,
02/01/2030 26,156
0.0
25,000
(3)
Bank of Nova Scotia,
5.130%,
02/14/2031 25,236
0.0
34,000
(1)(4)
Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 33,609
0.1
21,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 19,476
0.0
31,000
(1)
Constellation
Software, Inc./Canada,
5.158%,
02/16/2029 31,463
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
54,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 $ 54,908
0.1
177,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 172,981
0.2
2,000  Nutrien Ltd., 5.875%,
12/01/2036 2,063
0.0
15,000  Nutrien Ltd., 5.950%,
11/07/2025 15,116
0.0
40,000
(3)
Royal Bank of
Canada, 4.650%,
10/18/2030 39,702
0.1
20,000
(3)
Royal Bank of
Canada, 4.969%,
08/02/2030 20,149
0.0
32,000
(3)
Royal Bank of
Canada, 4.970%,
05/02/2031 32,166
0.0
21,000
(3)
Royal Bank of
Canada, 5.153%,
02/04/2031 21,259
0.0
29,000  Royal Bank of
Canada, 5.200%,
08/01/2028 29,566
0.0
29,000  Toronto-Dominion
Bank, 5.298%,
01/30/2032 29,504
0.0
29,000  Toronto-Dominion
Bank, 5.523%,
07/17/2028 29,824
0.0
32,000
(3)
TransCanada
PipeLines Ltd.,
7.000%,
06/01/2065 31,566
0.0
779,436
0.8
Germany: 0.1%
14,000
(1)
BMW US Capital LLC,
5.050%,
03/21/2030 14,079
0.0
29,000
(1)
BMW US Capital LLC,
5.400%,
03/21/2035 28,753
0.1
42,832
0.1
Ireland: 0.0%
42,000
(1)
Smurfit Kappa
Treasury ULC,
5.200%,
01/15/2030 42,695
0.0
Japan: 0.2%
200,000
(3)
Sumitomo Mitsui
Financial Group, Inc.,
6.450%,
12/31/2199 196,465
0.2
Luxembourg: 0.0%
9,000  Medtronic Global
Holdings SCA,
4.500%,
03/30/2033 8,797
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Norway: 0.0%
41,000  Equinor ASA, 3.125%,
04/06/2030 $ 38,457
0.0
Singapore: 0.1%
26,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 26,141
0.0
29,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 28,694
0.1
54,835
0.1
United Kingdom: 0.6%
53,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 53,962
0.1
13,000  BAT Capital Corp.,
5.834%,
02/20/2031 13,522
0.0
37,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 36,221
0.0
29,000  GlaxoSmithKline
Capital, Inc., 4.875%,
04/15/2035 28,726
0.0
17,000  National Grid PLC,
5.418%,
01/11/2034 17,169
0.0
200,000
(1)
Reckitt Benckiser
Treasury Services
PLC, 3.000%,
06/26/2027 193,890
0.2
150,000  Royalty Pharma PLC,
1.200%,
09/02/2025 147,690
0.2
143,000  Royalty Pharma PLC,
1.750%,
09/02/2027 133,511
0.1
624,691
0.6
United States: 17.2%
21,000  3M Co., 5.150%,
03/15/2035 21,002
0.0
20,000  AbbVie, Inc., 4.050%,
11/21/2039 17,548
0.0
17,000  AbbVie, Inc., 4.650%,
03/15/2028 17,142
0.0
53,000  AbbVie, Inc., 4.950%,
03/15/2031 53,860
0.1
12,000  AbbVie, Inc., 5.050%,
03/15/2034 12,089
0.0
70,000  Accenture Capital,
Inc., 4.250%,
10/04/2031 68,749
0.1
40,000  Adobe, Inc., 4.950%,
01/17/2030 40,965
0.1
12,000  Adobe, Inc., 4.950%,
04/04/2034 12,100
0.0
153,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 152,054
0.2
45,000  AEP Texas, Inc.,
5.450%,
05/15/2029 46,075
0.1
9,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 9,001
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
60,000  AES Corp., 2.450%,
01/15/2031 $ 51,315
0.1
33,000  AES Corp., 5.450%,
06/01/2028 33,583
0.0
33,000  AES Corp., 5.800%,
03/15/2032 33,360
0.0
25,000  AGCO Corp., 5.450%,
03/21/2027 25,322
0.0
30,000  Air Lease Corp.,
5.200%,
07/15/2031 30,147
0.0
7,000  Alabama Power Co.,
5.850%,
11/15/2033 7,391
0.0
27,000  Altria Group, Inc.,
6.200%,
11/01/2028 28,363
0.0
14,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 14,323
0.0
36,000  Ameren Corp.,
5.000%,
01/15/2029 36,349
0.0
134,221  American Airlines
Pass Through Trust
2021-1, A, 2.875%,
01/11/2036 118,104
0.1
9,000
(4)
American Electric
Power Co., Inc.,
5.625%,
03/01/2033 9,234
0.0
18,000
(3)
American Express
Co., 4.990%,
05/01/2026 18,002
0.0
30,000
(3)
American Express
Co., 5.098%,
02/16/2028 30,367
0.0
35,000
(3)
American Express
Co., 5.532%,
04/25/2030 36,096
0.0
9,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 8,175
0.0
26,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 26,042
0.0
43,000  American Honda
Finance Corp.,
4.700%,
01/12/2028 43,229
0.1
35,000  American Honda
Finance Corp.,
4.850%,
10/23/2031 34,853
0.0
20,000  American Honda
Finance Corp.,
5.650%,
11/15/2028 20,697
0.0
44,000  American International
Group, Inc., 3.400%,
06/30/2030 41,185
0.1
54,000  American International
Group, Inc., 4.200%,
04/01/2028 53,385
0.1
205,000  American Tower Corp.,
2.750%,
01/15/2027 198,531
0.2
29,000  American Tower Corp.,
3.650%,
03/15/2027 28,520
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
23,000
(1)
American
Transmission
Systems, Inc.,
2.650%,
01/15/2032 $ 19,763
0.0
42,000  Ameriprise Financial,
Inc., 5.200%,
04/15/2035 41,918
0.1
22,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 22,889
0.0
23,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 21,200
0.0
13,000  Aon North America,
Inc., 5.125%,
03/01/2027 13,144
0.0
37,000  Aon North America,
Inc., 5.150%,
03/01/2029 37,665
0.1
37,000
(1)
APA Corp., 6.750%,
02/15/2055 36,218
0.0
47,000  AppLovin Corp.,
5.125%,
12/01/2029 47,198
0.1
33,000  AppLovin Corp.,
5.375%,
12/01/2031 33,181
0.0
45,000  Arrow Electronics,
Inc., 5.150%,
08/21/2029 45,242
0.1
57,000
(1)
Athene Global
Funding, 5.322%,
11/13/2031 57,066
0.1
89,000
(1)
Athene Global
Funding, 5.684%,
02/23/2026 89,915
0.1
13,000  AutoZone, Inc.,
6.250%,
11/01/2028 13,686
0.0
26,000  Avnet, Inc., 6.250%,
03/15/2028 26,907
0.0
153,000
(3)
Bank of America
Corp., 1.734%,
07/22/2027 147,506
0.2
43,000
(3)
Bank of America
Corp., 2.087%,
06/14/2029 39,770
0.1
118,000
(3)
Bank of America
Corp., 2.299%,
07/21/2032 100,825
0.1
40,000
(3)
Bank of America
Corp., 2.572%,
10/20/2032 34,524
0.0
68,000
(3)
Bank of America
Corp., 2.592%,
04/29/2031 61,098
0.1
123,000
(3)
Bank of America
Corp., 2.687%,
04/22/2032 108,294
0.1
50,000
(3)
Bank of America
Corp., 2.884%,
10/22/2030 46,110
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
88,000
(3)
Bank of America
Corp., 2.972%,
02/04/2033 $ 77,182
0.1
50,000
(3)
Bank of America
Corp., 3.194%,
07/23/2030 46,911
0.1
39,000
(3)
Bank of America
Corp., 3.419%,
12/20/2028 37,804
0.1
40,000
(3)
Bank of America
Corp., 3.593%,
07/21/2028 39,151
0.1
22,000
(3)
Bank of America
Corp., 5.202%,
04/25/2029 22,356
0.0
18,000
(3)
Bank of America
Corp., 5.288%,
04/25/2034 18,090
0.0
124,000
(3)
Bank of America
Corp., 5.511%,
01/24/2036 126,245
0.1
70,000
(3)
Bank of America
Corp., 5.518%,
10/25/2035 68,711
0.1
56,000
(3)
Bank of America
Corp., 5.744%,
02/12/2036 55,914
0.1
31,000
(3)
Bank of America
Corp., 5.872%,
09/15/2034 32,361
0.0
15,000  BAT Capital Corp.,
4.390%,
08/15/2037 13,178
0.0
42,000  Becton Dickinson
& Co., 4.693%,
02/13/2028 42,169
0.1
230,000  Berry Global, Inc.,
1.650%,
01/15/2027 218,265
0.2
8,000  Black Hills Corp.,
6.000%,
01/15/2035 8,286
0.0
32,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 26,437
0.0
30,000  Blackstone Private
Credit Fund, 5.950%,
07/16/2029 30,339
0.0
78,000
(1)
Blackstone Private
Credit Fund, 6.000%,
11/22/2034 75,088
0.1
10,000  Blackstone Reg
Finance Co. LLC,
5.000%,
12/06/2034 9,863
0.0
45,000  Blackstone Secured
Lending Fund,
2.125%,
02/15/2027 42,607
0.1
11,000  Boeing Co., 5.705%,
05/01/2040 10,700
0.0
9,000  Boeing Co., 5.930%,
05/01/2060 8,475
0.0
13,000  Boeing Co., 7.008%,
05/01/2064 14,099
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
56,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 $ 53,211
0.1
62,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 58,362
0.1
17,000
(4)
BorgWarner, Inc.,
5.400%,
08/15/2034 16,825
0.0
21,000
(1)
Boston Gas Co.,
5.843%,
01/10/2035 21,546
0.0
7,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 6,900
0.0
3,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 2,972
0.0
31,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 31,171
0.0
28,000
(3)
BP Capital Markets
PLC, 6.125%,
12/31/2199 27,625
0.0
22,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 22,531
0.0
44,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 36,134
0.0
19,000  Broadcom, Inc.,
4.800%,
10/15/2034 18,554
0.0
44,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 42,324
0.1
21,000  Broadcom, Inc.,
5.050%,
04/15/2030 21,286
0.0
10,000  Broadcom, Inc.,
5.200%,
04/15/2032 10,150
0.0
25,000  Bunge Ltd. Finance
Corp., 4.200%,
09/17/2029 24,581
0.0
35,000  Cadence Design
Systems, Inc.,
4.300%,
09/10/2029 34,661
0.0
33,000  Camden Property
Trust, 5.850%,
11/03/2026 33,697
0.0
34,000  Campbell Soup Co.,
5.200%,
03/21/2029 34,530
0.0
36,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 36,162
0.0
4,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 4,067
0.0
20,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 17,013
0.0
20,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 17,840
0.0
29,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 24,784
0.0
15,000
(1)
Cargill, Inc., 5.125%,
02/11/2035 14,959
0.0
7,000  Carrier Global Corp.,
2.722%,
02/15/2030 6,405
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
4,000  Carrier Global Corp.,
5.900%,
03/15/2034 $ 4,210
0.0
20,000  Caterpillar Financial
Services Corp.,
4.375%,
08/16/2029 19,969
0.0
20,000  CDW LLC / CDW
Finance Corp.,
5.100%,
03/01/2030 19,983
0.0
14,000  Cencora, Inc., 5.125%,
02/15/2034 13,979
0.0
6,000  Centene Corp.,
2.450%,
07/15/2028 5,479
0.0
65,000  Centene Corp.,
3.000%,
10/15/2030 56,913
0.1
28,000  CenterPoint Energy,
Inc., 4.250%,
11/01/2028 27,559
0.0
15,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 15,334
0.0
36,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 32,433
0.0
45,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 46,481
0.1
14,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 14,409
0.0
23,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 22,380
0.0
167,000  Cigna Group, 2.375%,
03/15/2031 145,779
0.2
13,000
(4)
Cigna Group, 5.250%,
02/15/2034 13,074
0.0
8,000  Cigna Group, 5.400%,
03/15/2033 8,147
0.0
36,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 36,732
0.1
47,000  Cisco Systems, Inc.,
4.950%,
02/24/2032 47,670
0.1
14,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 14,193
0.0
14,000  Cisco Systems, Inc.,
5.100%,
02/24/2035 14,198
0.0
38,000  Cisco Systems, Inc.,
5.500%,
02/24/2055 38,287
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
265,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 $ 255,214
0.3
56,000  CME Group, Inc.,
4.400%,
03/15/2030 55,926
0.1
40,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 40,521
0.1
47,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 48,334
0.1
45,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 46,170
0.1
30,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 30,668
0.0
21,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 20,760
0.0
57,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 58,984
0.1
15,000  Comcast Corp.,
1.500%,
02/15/2031 12,540
0.0
15,000  Comcast Corp.,
1.950%,
01/15/2031 12,878
0.0
38,000  Comcast Corp.,
4.250%,
01/15/2033 36,140
0.0
8,000
(4)
Comcast Corp.,
5.300%,
06/01/2034 8,137
0.0
28,000  Comcast Corp.,
5.650%,
06/15/2035 28,947
0.0
9,000
(4)
Concentrix Corp.,
6.600%,
08/02/2028 9,396
0.0
34,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 33,413
0.0
14,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 12,950
0.0
9,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 9,243
0.0
29,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 30,282
0.0
20,000  Crown Castle, Inc.,
2.900%,
03/15/2027 19,324
0.0
42,000  Crown Castle, Inc.,
3.300%,
07/01/2030 38,538
0.1
12,000  Crown Castle, Inc.,
4.800%,
09/01/2028 11,981
0.0
45,000  Crown Castle, Inc.,
4.900%,
09/01/2029 44,814
0.1
21,000  Crown Castle, Inc.,
5.600%,
06/01/2029 21,468
0.0
11,000  Crown Castle, Inc.,
5.800%,
03/01/2034 11,218
0.0
5,000  CVS Health Corp.,
4.780%,
03/25/2038 4,489
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
13,000  CVS Health Corp.,
5.125%,
02/21/2030 $ 13,089
0.0
47,000  Deere & Co., 3.100%,
04/15/2030 44,130
0.1
118,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 119,541
0.1
23,000  Devon Energy Corp.,
5.200%,
09/15/2034 22,195
0.0
42,000  Discovery
Communications LLC,
3.625%,
05/15/2030 37,798
0.1
23,000  Dollar General Corp.,
3.500%,
04/03/2030 21,527
0.0
15,000  DTE Energy Co.,
4.950%,
07/01/2027 15,117
0.0
71,000  DTE Energy Co.,
5.100%,
03/01/2029 71,962
0.1
34,000  DTE Energy Co.,
5.200%,
04/01/2030 34,448
0.0
11,000
(3)(4)
Duke Energy Corp.,
6.450%,
09/01/2054 11,009
0.0
23,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 19,939
0.0
6,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 6,337
0.0
5,000  Duke Energy Ohio,
Inc., 5.250%,
04/01/2033 5,075
0.0
18,000  Elevance Health, Inc.,
4.900%,
02/08/2026 18,002
0.0
30,000  Elevance Health, Inc.,
4.950%,
11/01/2031 30,084
0.0
15,000
(4)
Elevance Health, Inc.,
5.200%,
02/15/2035 15,056
0.0
8,000  Eli Lilly & Co., 4.700%,
02/09/2034 7,916
0.0
16,000  Eli Lilly & Co., 5.500%,
02/12/2055 16,212
0.0
26,000  Enact Holdings, Inc.,
6.250%,
05/28/2029 26,691
0.0
42,000  Energy Transfer L.P.,
3.750%,
05/15/2030 39,729
0.1
24,000  Energy Transfer L.P.,
5.200%,
04/01/2030 24,283
0.0
13,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 12,885
0.0
11,000  Enterprise Products
Operating LLC,
4.950%,
02/15/2035 10,852
0.0
42,000  Equifax, Inc., 3.100%,
05/15/2030 38,733
0.1
48,000
(1)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 48,224
0.1
163,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 147,630
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
7,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 $ 7,039
0.0
29,000  Essex Portfolio L.P.,
5.375%,
04/01/2035 29,077
0.0
11,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 11,049
0.0
5,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 5,241
0.0
42,000  Eversource Energy,
2.550%,
03/15/2031 36,943
0.1
51,000  Eversource Energy,
2.900%,
03/01/2027 49,414
0.1
8,000  Eversource Energy,
5.125%,
05/15/2033 7,914
0.0
30,000  Eversource Energy,
5.450%,
03/01/2028 30,662
0.0
8,000  Eversource Energy,
5.500%,
01/01/2034 8,041
0.0
28,000  Eversource Energy,
5.950%,
02/01/2029 29,092
0.0
48,000  Eversource Energy U,
1.400%,
08/15/2026 45,925
0.1
49,000  Exelon Corp., 5.150%,
03/15/2028 49,803
0.1
36,000  Exelon Corp., 5.150%,
03/15/2029 36,621
0.0
38,000  Expedia Group, Inc.,
5.400%,
02/15/2035 37,873
0.1
28,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 23,434
0.0
35,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 33,800
0.0
11,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 10,917
0.0
16,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 12,471
0.0
45,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 44,260
0.1
32,000  Fiserv, Inc., 5.150%,
03/15/2027 32,324
0.0
8,000  Fiserv, Inc., 5.150%,
08/12/2034 7,939
0.0
25,000  Flex Ltd., 5.250%,
01/15/2032 24,842
0.0
21,000  Florida Power &
Light Co., 4.625%,
05/15/2030 21,140
0.0
24,000  Florida Power &
Light Co., 5.300%,
06/15/2034 24,572
0.0
42,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 39,327
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
9,000
(4)
Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 $ 9,355
0.0
23,000  GATX Corp., 4.000%,
06/30/2030 22,115
0.0
90,000  General Mills, Inc.,
2.875%,
04/15/2030 82,535
0.1
5,000  General Motors Co.,
6.250%,
10/02/2043 4,815
0.0
47,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 39,798
0.1
45,000
(4)
General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 44,287
0.1
202,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 202,426
0.2
87,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 87,721
0.1
48,000
(4)
General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 47,567
0.1
7,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 7,033
0.0
20,000  Genuine Parts Co.,
4.950%,
08/15/2029 20,073
0.0
18,000  Georgia Power Co.,
4.650%,
05/16/2028 18,120
0.0
30,000  Gilead Sciences, Inc.,
5.600%,
11/15/2064 29,680
0.0
30,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 30,196
0.0
15,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 15,144
0.0
20,000
(3)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 19,454
0.0
14,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 13,937
0.0
50,000
(3)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 50,717
0.1
26,000
(3)
Goldman Sachs
Group, Inc., 5.561%,
11/19/2045 25,349
0.0
20,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 20,637
0.0
73,000
(3)
Goldman Sachs
Group, Inc., 5.734%,
01/28/2056 72,765
0.1
20,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 21,131
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
8,000  Hartford Financial
Services Group, Inc.,
4.400%,
03/15/2048 $ 6,794
0.0
27,000  HCA, Inc., 2.375%,
07/15/2031 22,985
0.0
18,000
(4)
HCA, Inc., 3.125%,
03/15/2027 17,487
0.0
11,000  HCA, Inc., 3.500%,
09/01/2030 10,204
0.0
118,000  HCA, Inc., 4.125%,
06/15/2029 114,609
0.1
33,000  HCA, Inc., 5.250%,
03/01/2030 33,399
0.0
30,000  HCA, Inc., 5.450%,
04/01/2031 30,481
0.0
45,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 45,782
0.1
115,000  Healthpeak OP LLC,
3.000%,
01/15/2030 105,975
0.1
17,000  Healthpeak OP LLC,
5.250%,
12/15/2032 17,077
0.0
49,000  HEICO Corp., 5.250%,
08/01/2028 49,879
0.1
61,000  Hershey Co., 4.950%,
02/24/2032 61,683
0.1
17,000  Hershey Co., 5.100%,
02/24/2035 17,143
0.0
48,000  Hess Corp., 4.300%,
04/01/2027 47,769
0.1
44,000  Hewlett Packard
Enterprise Co.,
4.850%,
10/15/2031 43,564
0.1
27,000  Hewlett Packard
Enterprise Co.,
5.000%,
10/15/2034 26,314
0.0
48,000  Hewlett Packard
Enterprise Co.,
5.600%,
10/15/2054 45,700
0.1
34,000  Home Depot, Inc.,
2.700%,
04/15/2030 31,220
0.0
26,000  Honeywell
International, Inc.,
4.750%,
02/01/2032 25,975
0.0
10,000  Honeywell
International, Inc.,
5.000%,
03/01/2035 9,966
0.0
17,000  Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 16,669
0.0
22,000  HP, Inc., 2.650%,
06/17/2031 19,158
0.0
31,000  Humana, Inc., 5.375%,
04/15/2031 31,254
0.0
56,000
(3)
Huntington
Bancshares, Inc.,
6.141%,
11/18/2039 56,427
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
42,000
(4)
Huntington Ingalls
Industries, Inc.,
4.200%,
05/01/2030 $ 40,356
0.1
15,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 15,151
0.0
28,000
(1)(4)
Hyundai Capital
America, 5.150%,
03/27/2030 27,914
0.0
40,000
(1)
Hyundai Capital
America, 5.400%,
03/29/2032 39,886
0.1
35,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 35,744
0.0
90,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 93,317
0.1
32,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 33,592
0.0
100,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 100,143
0.1
10,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 10,174
0.0
16,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 16,392
0.0
4,000
(4)
Ingersoll Rand, Inc.,
5.450%,
06/15/2034 4,061
0.0
58,000  Intel Corp., 2.450%,
11/15/2029 52,026
0.1
29,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 25,591
0.0
14,000
(4)
Intuit, Inc., 5.200%,
09/15/2033 14,301
0.0
10,000
(4)
Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 10,069
0.0
42,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 35,172
0.0
35,000  John Deere Capital
Corp., 4.400%,
09/08/2031 34,666
0.0
80,000  John Deere Capital
Corp., 4.700%,
06/10/2030 80,823
0.1
30,000  John Deere Capital
Corp., 4.850%,
06/11/2029 30,496
0.0
58,000  John Deere Capital
Corp., 4.900%,
03/07/2031 58,986
0.1
30,000  Johnson & Johnson,
3.625%,
03/03/2037 26,746
0.0
47,000  Johnson & Johnson,
4.700%,
03/01/2030 47,806
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
8,000
(4)
Johnson & Johnson,
4.950%,
06/01/2034 $ 8,203
0.0
135,000
(3)
JPMorgan Chase
& Co., 1.470%,
09/22/2027 129,158
0.1
99,000
(3)
JPMorgan Chase
& Co., 1.578%,
04/22/2027 96,018
0.1
8,000
(3)
JPMorgan Chase
& Co., 1.953%,
02/04/2032 6,808
0.0
92,000
(3)
JPMorgan Chase
& Co., 2.069%,
06/01/2029 85,197
0.1
17,000
(3)
JPMorgan Chase
& Co., 2.739%,
10/15/2030 15,605
0.0
78,000
(3)
JPMorgan Chase
& Co., 2.947%,
02/24/2028 75,792
0.1
565,000  JPMorgan Chase
& Co., 2.950%,
10/01/2026 554,010
0.6
42,000
(3)
JPMorgan Chase
& Co., 3.702%,
05/06/2030 40,427
0.1
23,000
(3)
JPMorgan Chase
& Co., 4.452%,
12/05/2029 22,846
0.0
37,000
(3)
JPMorgan Chase
& Co., 4.603%,
10/22/2030 36,765
0.1
25,000
(3)
JPMorgan Chase
& Co., 4.995%,
07/22/2030 25,231
0.0
12,000
(3)
JPMorgan Chase
& Co., 5.140%,
01/24/2031 12,190
0.0
25,000
(3)
JPMorgan Chase
& Co., 5.534%,
11/29/2045 24,766
0.0
42,000
(3)
JPMorgan Chase
& Co., 5.571%,
04/22/2028 42,844
0.1
42,000
(3)
JPMorgan Chase
& Co., 5.581%,
04/22/2030 43,329
0.1
11,000
(3)
JPMorgan Chase
& Co., 5.766%,
04/22/2035 11,438
0.0
6,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 6,149
0.0
19,000  Kenvue, Inc., 4.900%,
03/22/2033 19,037
0.0
21,000  Kenvue, Inc., 5.050%,
03/22/2028 21,458
0.0
16,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 16,216
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
10,000
(3)
KeyCorp, 4.789%,
06/01/2033 $ 9,593
0.0
16,000
(3)
KeyCorp, 6.401%,
03/06/2035 16,911
0.0
25,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 24,689
0.0
7,000  KLA Corp., 4.700%,
02/01/2034 6,890
0.0
14,000  Kraft Heinz Foods Co.,
5.200%,
03/15/2032 14,160
0.0
42,000
(4)
Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 39,025
0.1
22,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 22,293
0.0
20,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 19,475
0.0
42,000
(1)(4)
Liberty Utilities Co.,
5.577%,
01/31/2029 43,006
0.1
26,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 26,508
0.0
10,000  Lockheed Martin
Corp., 4.800%,
08/15/2034 9,854
0.0
8,000  Lockheed Martin
Corp., 5.250%,
01/15/2033 8,209
0.0
6,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 6,137
0.0
35,000  LPL Holdings, Inc.,
5.200%,
03/15/2030 35,153
0.0
30,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 30,500
0.0
23,000
(4)
Marathon Petroleum
Corp., 5.150%,
03/01/2030 23,148
0.0
33,000  Marathon Petroleum
Corp., 5.700%,
03/01/2035 32,881
0.0
30,000  Marriott International,
Inc., 4.800%,
03/15/2030 29,942
0.0
14,000  Marriott International,
Inc., 5.350%,
03/15/2035 13,878
0.0
22,000
(1)
Mars, Inc., 5.000%,
03/01/2032 22,101
0.0
37,000
(1)
Mars, Inc., 5.200%,
03/01/2035 37,199
0.1
151,000  Marsh & McLennan
Cos., Inc., 5.000%,
03/15/2035 149,487
0.2
23,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 23,711
0.0
24,000  McKesson Corp.,
4.250%,
09/15/2029 23,778
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
4,000
(4)
Merck & Co., Inc.,
4.500%,
05/17/2033 $ 3,935
0.0
48,000  Meta Platforms, Inc.,
4.750%,
08/15/2034 47,677
0.1
38,000  Micron Technology,
Inc., 5.800%,
01/15/2035 38,929
0.1
14,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 14,239
0.0
6,000  Mohawk Industries,
Inc., 5.850%,
09/18/2028 6,219
0.0
41,000  Mondelez
International, Inc.,
2.750%,
04/13/2030 37,443
0.1
25,000  Mondelez
International, Inc.,
4.750%,
02/20/2029 25,299
0.0
13,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 13,424
0.0
38,000
(3)
Morgan Stanley,
0.985%,
12/10/2026 37,066
0.1
30,000
(3)
Morgan Stanley,
1.512%,
07/20/2027 28,844
0.0
494,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 478,483
0.5
19,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 15,757
0.0
210,000  Morgan Stanley,
3.125%,
07/27/2026 206,419
0.2
21,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 20,481
0.0
25,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 25,214
0.0
52,000
(3)
Morgan Stanley,
5.164%,
04/20/2029 52,714
0.1
12,000
(3)
Morgan Stanley,
5.516%,
11/19/2055 11,731
0.0
127,000
(3)
Morgan Stanley,
5.587%,
01/18/2036 129,750
0.1
8,000
(3)
Morgan Stanley,
5.831%,
04/19/2035 8,294
0.0
86,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 89,451
0.1
22,000  Motorola Solutions,
Inc., 5.000%,
04/15/2029 22,239
0.0
28,000  MPLX L.P., 2.650%,
08/15/2030 24,942
0.0
7,000  MPLX L.P., 5.500%,
06/01/2034 6,977
0.0
267,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 261,163
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
15,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 $ 14,187
0.0
24,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
02/07/2031 24,460
0.0
21,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 20,864
0.0
2,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 2,095
0.0
20,000  NetApp, Inc., 5.500%,
03/17/2032 20,163
0.0
20,000  NetApp, Inc., 5.700%,
03/17/2035 19,978
0.0
24,000  NextEra Energy
Capital Holdings, Inc.,
5.300%,
03/15/2032 24,397
0.0
23,000
(3)
NextEra Energy
Capital Holdings, Inc.,
6.375%,
08/15/2055 23,082
0.0
23,000
(3)
NextEra Energy
Capital Holdings, Inc.,
6.500%,
08/15/2055 23,505
0.0
13,000  Norfolk Southern
Corp., 2.550%,
11/01/2029 11,913
0.0
20,000  Norfolk Southern
Corp., 5.050%,
08/01/2030 20,427
0.0
6,000  Norfolk Southern
Corp., 5.550%,
03/15/2034 6,234
0.0
60,000
(1)
NorthWestern Corp.,
5.073%,
03/21/2030 60,459
0.1
6,000  NSTAR Electric Co.,
5.400%,
06/01/2034 6,105
0.0
40,000  Nucor Corp., 5.100%,
06/01/2035 39,458
0.1
39,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 40,227
0.1
9,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 8,874
0.0
40,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 41,148
0.1
12,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 11,882
0.0
10,000  OGE Energy Corp.,
5.450%,
05/15/2029 10,236
0.0
15,000  ONE Gas, Inc.,
5.100%,
04/01/2029 15,320
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
222,000  Oracle Corp., 2.800%,
04/01/2027 $ 215,034
0.2
25,000  Oracle Corp., 3.800%,
11/15/2037 21,076
0.0
7,000  Oracle Corp., 5.375%,
09/27/2054 6,388
0.0
15,000  Oracle Corp., 6.000%,
08/03/2055 14,991
0.0
13,000  Oracle Corp., 6.125%,
08/03/2065 12,992
0.0
31,000  Oracle Corp., 6.150%,
11/09/2029 32,827
0.0
46,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 45,060
0.1
91,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 90,704
0.1
17,000  O'Reilly Automotive,
Inc., 5.000%,
08/19/2034 16,714
0.0
13,000  Ovintiv, Inc., 5.650%,
05/15/2028 13,328
0.0
6,000  PECO Energy Co.,
4.900%,
06/15/2033 5,979
0.0
24,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 24,134
0.0
53,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 53,666
0.1
33,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 33,411
0.0
95,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 96,883
0.1
26,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 25,932
0.0
36,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 36,387
0.0
9,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 9,088
0.0
63,000  Phillips 66, 3.850%,
04/09/2025 62,987
0.1
23,000
(3)
PNC Financial
Services Group, Inc.,
6.037%,
10/28/2033 24,156
0.0
62,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 63,288
0.1
6,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 6,081
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
11,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 $ 11,184
0.0
8,000  Public Service Electric
and Gas Co., 5.200%,
03/01/2034 8,143
0.0
27,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 23,249
0.0
27,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 27,139
0.0
39,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 39,754
0.1
9,000  Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 9,056
0.0
10,000  Quest Diagnostics,
Inc., 2.800%,
06/30/2031 8,888
0.0
10,000  Quest Diagnostics,
Inc., 2.950%,
06/30/2030 9,197
0.0
45,000  Quest Diagnostics,
Inc., 4.625%,
12/15/2029 44,809
0.1
14,000  Quest Diagnostics,
Inc., 5.000%,
12/15/2034 13,788
0.0
9,000  Quest Diagnostics,
Inc., 6.400%,
11/30/2033 9,760
0.0
90,000
(3)
Regions Financial
Corp., 5.502%,
09/06/2035 88,882
0.1
15,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 12,548
0.0
10,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 10,262
0.0
23,000  Ross Stores, Inc.,
4.700%,
04/15/2027 23,032
0.0
42,000  Royalty Pharma PLC,
2.200%,
09/02/2030 36,340
0.0
20,000  Royalty Pharma PLC,
5.150%,
09/02/2029 20,139
0.0
24,000  Ryder System, Inc.,
4.950%,
09/01/2029 24,161
0.0
34,000  Ryder System, Inc.,
5.000%,
03/15/2030 34,216
0.0
27,000  Ryder System, Inc.,
5.250%,
06/01/2028 27,481
0.0
4,000  Ryder System, Inc.,
5.375%,
03/15/2029 4,093
0.0
32,000  Ryder System, Inc.,
5.500%,
06/01/2029 32,876
0.0
11,000
(4)
Ryder System, Inc.,
6.600%,
12/01/2033 11,985
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
13,000  S&P Global, Inc.,
1.250%,
08/15/2030 $ 11,029
0.0
48,000  S&P Global, Inc.,
2.700%,
03/01/2029 45,010
0.1
23,000
(1)
Schlumberger
Holdings Corp.,
2.650%,
06/26/2030 20,766
0.0
4,000
(1)
Schlumberger
Holdings Corp.,
4.850%,
05/15/2033 3,929
0.0
27,000
(1)(4)
Schlumberger
Holdings Corp.,
5.000%,
11/15/2029 27,419
0.0
52,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 49,489
0.1
28,000
(3)
Sempra, 6.400%,
10/01/2054 26,628
0.0
30,000  Solventum Corp.,
5.450%,
03/13/2031 30,576
0.0
11,000  Solventum Corp.,
5.600%,
03/23/2034 11,155
0.0
20,000
(4)
Sonoco Products Co.,
4.600%,
09/01/2029 19,720
0.0
14,000  Southern California
Gas Co., 5.200%,
06/01/2033 13,976
0.0
36,000  Southern Co., 5.113%,
08/01/2027 36,400
0.0
7,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 7,021
0.0
90,000  Sprint Capital Corp.,
6.875%,
11/15/2028 96,112
0.1
54,000  Sprint Capital Corp.,
8.750%,
03/15/2032 64,972
0.1
87,000
(3)
State Street Corp.,
3.031%,
11/01/2034 79,229
0.1
54,000
(3)(4)
State Street Corp.,
4.675%,
10/22/2032 53,421
0.1
26,000  State Street Corp.,
4.729%,
02/28/2030 26,146
0.0
30,000  Stryker Corp., 4.850%,
02/10/2030 30,308
0.0
39,000  Sun Communities
Operating L.P.,
5.500%,
01/15/2029 39,924
0.1
24,000  Synopsys, Inc.,
5.000%,
04/01/2032 24,070
0.0
14,000  Sysco Corp., 5.400%,
03/23/2035 14,106
0.0
20,000  Take-Two Interactive
Software, Inc.,
5.400%,
06/12/2029 20,506
0.0
5,000  Targa Resources
Corp., 4.200%,
02/01/2033 4,624
0.0
6,000  Targa Resources
Corp., 5.500%,
02/15/2035 5,968
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
27,000  Target Corp., 5.000%,
04/15/2035 $ 26,895
0.0
42,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 37,493
0.1
23,000  Tennessee Valley
Authority, 5.250%,
02/01/2055 22,873
0.0
71,000  Thermo Fisher
Scientific, Inc.,
4.977%,
08/10/2030 72,437
0.1
24,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 23,015
0.0
25,000
(4)
T-Mobile USA, Inc.,
5.300%,
05/15/2035 25,144
0.0
24,000  T-Mobile USA, Inc.,
5.875%,
11/15/2055 24,178
0.0
30,000  Toyota Motor Credit
Corp., 4.350%,
10/08/2027 30,017
0.0
25,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 25,013
0.0
22,000  Toyota Motor Credit
Corp., 5.350%,
01/09/2035 22,370
0.0
37,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 38,500
0.1
21,000  TPG Operating
Group II L.P., 5.875%,
03/05/2034 21,510
0.0
10,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 9,261
0.0
61,000
(3)
Truist Financial Corp.,
5.435%,
01/24/2030 62,275
0.1
20,000
(3)
Truist Financial Corp.,
5.867%,
06/08/2034 20,583
0.0
15,000
(3)
Truist Financial Corp.,
6.123%,
10/28/2033 15,783
0.0
19,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 18,889
0.0
21,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 21,484
0.0
26,000  Uber Technologies,
Inc., 4.300%,
01/15/2030 25,560
0.0
7,000  Union Pacific Corp.,
3.750%,
02/05/2070 4,789
0.0
26,000  Union Pacific Corp.,
5.100%,
02/20/2035 26,234
0.0
28,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 20,243
0.0
25,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 25,184
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
11,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 $ 11,078
0.0
15,000  Universal Health
Services, Inc.,
4.625%,
10/15/2029 14,614
0.0
38,000
(3)
US Bancorp, 5.384%,
01/23/2030 38,777
0.1
121,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 119,410
0.1
16,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 13,534
0.0
14,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 12,340
0.0
38,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 35,907
0.0
72,000  Viatris, Inc., 2.700%,
06/22/2030 62,730
0.1
5,000  Viatris, Inc., 3.850%,
06/22/2040 3,637
0.0
74,000  VMware, Inc., 1.400%,
08/15/2026 70,885
0.1
71,000  Warnermedia
Holdings, Inc.,
3.755%,
03/15/2027 69,273
0.1
9,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 9,010
0.0
13,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 13,190
0.0
312,000  Wells Fargo & Co.,
3.000%,
10/23/2026 305,190
0.3
21,000
(3)
Wells Fargo & Co.,
3.584%,
05/22/2028 20,564
0.0
40,000
(3)
Wells Fargo & Co.,
4.540%,
08/15/2026 39,984
0.1
20,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 20,279
0.0
7,000
(3)
Wells Fargo & Co.,
6.491%,
10/23/2034 7,554
0.0
6,000  Western Midstream
Operating L.P.,
5.450%,
11/15/2034 5,865
0.0
42,000  Westinghouse Air
Brake Technologies
Corp., 4.700%,
09/15/2028 42,077
0.1
21,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 21,037
0.0
10,000
(4)
Williams Cos., Inc.,
4.900%,
03/15/2029 10,068
0.0
8,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 8,106
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
23,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 $ 23,108
0.0
26,000  Zimmer Biomet
Holdings, Inc.,
5.350%,
12/01/2028 26,595
0.0
17,530,160
17.2
Total Corporate
Bonds/Notes
(Cost $19,532,458)
19,421,844
19.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.6%
Mexico: 0.0%
18,698
(5)
Su Casita 2006-1U A,
6.100%,
09/25/2035 906
0.0
United States: 13.6%
101,677
(3)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.745%,
05/25/2036 89,421
0.1
30,634
(3)
Alternative Loan Trust
2005-53T2 2A6,
4.935%, (TSFR1M +
0.614%),
11/25/2035 15,857
0.0
55,802  Alternative Loan
Trust 2006-13T1 A9,
6.000%,
05/25/2036 26,059
0.0
116,376  Banc of America
Funding Trust 2005-
1 1A1, 5.500%,
02/25/2035 113,724
0.1
12,510  CHL Mortgage Pass-
Through Trust 2005-
17 1A8, 5.500%,
09/25/2035 12,247
0.0
22,646  CHL Mortgage
Pass-Through Trust
2005-J4 A7, 5.500%,
11/25/2035 18,777
0.0
172,424  CHL Mortgage
Pass-Through Trust
2007-7 A7, 5.750%,
06/25/2037 81,134
0.1
21,043
(3)
Citigroup Mortgage
Loan Trust, Inc.
2005-2 1A3, 6.342%,
05/25/2035 20,290
0.0
129,479  CitiMortgage
Alternative Loan Trust
Series 2006-A3 1A7,
6.000%,
07/25/2036 112,219
0.1
311,398
(1)(3)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 258,774
0.3
179,315
(1)(3)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 148,128
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
300,000
(1)(3)
Fannie Mae
Connecticut Avenue
Securities 2024-
R03 2M2, 6.286%,
(SOFR30A + 1.950%),
03/25/2044 $ 301,120
0.3
250,000
(1)(3)
Fannie Mae
Connecticut Avenue
Securities 2025-
R02 1M2, 5.936%,
(SOFR30A + 1.600%),
02/25/2045 250,005
0.3
3,087
(6)
Fannie Mae Interest
Strip 294 2, 7.000%,
02/25/2028 212
0.0
52,193
(6)
Fannie Mae Interest
Strip 319 2, 6.500%,
02/25/2032 7,379
0.0
16,739
(6)
Fannie Mae Interest
Strip 328 2, 6.000%,
12/25/2032 2,381
0.0
7,945
(6)
Fannie Mae Interest
Strip 331 5, 6.000%,
02/25/2033 1,082
0.0
9,728
(6)
Fannie Mae Interest
Strip 332 2, 6.000%,
03/25/2033 1,468
0.0
7,712
(6)
Fannie Mae Interest
Strip 334 12, 6.000%,
03/25/2033 1,090
0.0
10,226
(6)
Fannie Mae Interest
Strip 338 2, 5.500%,
07/25/2033 1,499
0.0
4,463
(6)
Fannie Mae Interest
Strip 356 10, 5.500%,
06/25/2035 700
0.0
4,327
(6)
Fannie Mae Interest
Strip 364 15, 6.000%,
09/25/2035 613
0.0
159,579
(6)
Fannie Mae Interest
Strip 418 5, 3.500%,
08/25/2043 23,425
0.0
202,248
(3)(6)
Fannie Mae Interest
Strip 418 80, 3.500%,
08/25/2033 17,270
0.0
1,081  Fannie Mae REMIC
Trust 1999-14 MB,
6.500%,
04/25/2029 1,090
0.0
2,404  Fannie Mae REMIC
Trust 2001-80 ZB,
6.000%,
01/25/2032 2,460
0.0
17,360
(3)(6)
Fannie Mae REMIC
Trust 2002-
12 SB, 3.296%,
(-1.000*SOFR30A +
7.636%),
07/25/2031 1,389
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
11,640
(3)(6)
Fannie Mae REMIC
Trust 2002-
2 SW, 3.296%,
(-1.000*SOFR30A +
7.636%),
02/25/2032 $ 994
0.0
4,437  Fannie Mae REMIC
Trust 2002-21 PE,
6.500%,
04/25/2032 4,614
0.0
1,814
(3)
Fannie Mae REMIC
Trust 2002-29 F,
5.454%, (SOFR30A +
1.114%),
04/25/2032 1,829
0.0
3,834
(3)(6)
Fannie Mae REMIC
Trust 2002-
41 S, 3.496%,
(-1.000*SOFR30A +
7.836%),
07/25/2032 212
0.0
558
(3)
Fannie Mae REMIC
Trust 2002-64 FJ,
5.454%, (SOFR30A +
1.114%),
04/25/2032 562
0.0
1,301
(3)
Fannie Mae REMIC
Trust 2002-68 FH,
4.962%, (SOFR30A +
0.614%),
10/18/2032 1,296
0.0
205,203
(3)(6)
Fannie Mae REMIC
Trust 2002-
77 JS, 3.538%,
(-1.000*SOFR30A +
7.886%),
12/18/2032 18,432
0.0
5,350
(3)
Fannie Mae REMIC
Trust 2002-84 FB,
5.454%, (SOFR30A +
1.114%),
12/25/2032 5,396
0.0
5,350
(3)
Fannie Mae REMIC
Trust 2003-11 FA,
5.454%, (SOFR30A +
1.114%),
09/25/2032 5,395
0.0
1,059
(3)
Fannie Mae REMIC
Trust 2003-116 FA,
4.854%, (SOFR30A +
0.514%),
11/25/2033 1,055
0.0
7,246
(6)
Fannie Mae REMIC
Trust 2003-13 IO,
7.000%,
03/25/2033 1,104
0.0
7,584
(6)
Fannie Mae REMIC
Trust 2003-26 IK,
7.000%,
04/25/2033 1,316
0.0
140,954
(3)(6)
Fannie Mae REMIC
Trust 2004-
56 SE, 3.096%,
(-1.000*SOFR30A +
7.436%),
10/25/2033 13,288
0.0
8,589
(3)
Fannie Mae REMIC
Trust 2005-
25 PS, 8.562%,
(-1.000*SOFR30A +
27.656%),
04/25/2035 10,253
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
2,010
(3)(6)
Fannie Mae REMIC
Trust 2005-
40 SB, 2.296%,
(-1.000*SOFR30A +
6.636%),
05/25/2035 $ 71
0.0
58,540
(3)
Fannie Mae REMIC
Trust 2005-
74 DK, 6.183%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 59,418
0.1
132,071
(3)
Fannie Mae REMIC
Trust 2005-
87 SB, 7.501%,
(-1.000*SOFR30A +
23.414%),
10/25/2035 140,031
0.2
63,449
(3)
Fannie Mae REMIC
Trust 2006-104
ES, 11.179%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 82,222
0.1
5,476
(3)
Fannie Mae REMIC
Trust 2006-
11 PS, 8.235%,
(-1.000*SOFR30A +
24.147%),
03/25/2036 6,461
0.0
11,173
(3)
Fannie Mae REMIC
Trust 2006-
46 SW, 7.868%,
(-1.000*SOFR30A +
23.779%),
06/25/2036 12,663
0.0
2,530,761
(3)(6)
Fannie Mae REMIC
Trust 2006-
51 SA, 2.116%,
(-1.000*SOFR30A +
6.456%),
06/25/2036 194,511
0.2
19,334
(3)(6)
Fannie Mae REMIC
Trust 2006-
90 SX, 2.776%,
(-1.000*SOFR30A +
7.116%),
09/25/2036 1,246
0.0
2,932,232
(3)(6)
Fannie Mae REMIC
Trust 2007-
116 DI, 1.486%,
(-1.000*SOFR30A +
5.826%),
01/25/2038 230,071
0.2
19,776
(3)(6)
Fannie Mae REMIC
Trust 2007-
88 XI, 2.086%,
(-1.000*SOFR30A +
6.426%),
06/25/2037 1,782
0.0
165,745
(3)(6)
Fannie Mae REMIC
Trust 2007-
89 SB, 2.096%,
(-1.000*SOFR30A +
6.436%),
09/25/2037 13,860
0.0
527,010
(3)(6)
Fannie Mae REMIC
Trust 2007-
94 SG, 1.996%,
(-1.000*SOFR30A +
6.336%),
10/25/2037 46,195
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
248,774
(3)
Fannie Mae REMIC
Trust 2010-
109 SN, 2.666%,
(-1.000*SOFR30A +
24.428%),
10/25/2040 $ 231,334
0.2
133,599  Fannie Mae REMIC
Trust 2010-155 PL,
5.000%,
07/25/2040 133,779
0.1
1,054,296
(3)(6)
Fannie Mae REMIC
Trust 2011-
55 SK, 2.106%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 103,404
0.1
712,307
(3)(6)
Fannie Mae REMIC
Trust 2011-
86 NS, 1.496%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 45,865
0.1
215,130
(3)(6)
Fannie Mae REMIC
Trust 2012-
10 US, 1.996%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 24,474
0.0
331,670
(6)
Fannie Mae REMIC
Trust 2012-110 JI,
4.000%,
06/25/2042 44,588
0.1
994,955
(3)(6)
Fannie Mae REMIC
Trust 2012-
133 PS, 1.746%,
(-1.000*SOFR30A +
6.086%),
03/25/2042 68,684
0.1
610,581
(6)
Fannie Mae REMIC
Trust 2012-138 DI,
3.000%,
12/25/2027 11,557
0.0
861,162
(3)(6)
Fannie Mae REMIC
Trust 2012-
144 SB, 1.646%,
(-1.000*SOFR30A +
5.986%),
01/25/2043 86,665
0.1
436,348
(3)(6)
Fannie Mae REMIC
Trust 2012-
27 SB, 1.526%,
(-1.000*SOFR30A +
5.866%),
11/25/2041 21,606
0.0
448,581
(6)
Fannie Mae REMIC
Trust 2013-64 LI,
3.000%,
06/25/2033 33,678
0.0
6,884,455
(3)(6)
Fannie Mae REMIC
Trust 2019-
15 SA, 1.546%,
(-1.000*SOFR30A +
5.886%),
04/25/2049 740,285
0.7
1,798,586
(6)
Fannie Mae REMIC
Trust 2020-3 DI,
3.500%,
02/25/2050 318,690
0.3
12,392,045
(6)
Fannie Mae REMIC
Trust 2021-4 IN,
2.500%,
02/25/2051 1,548,153
1.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
1,638  Freddie Mac REMIC
Trust 1897 K,
7.000%,
09/15/2026 $ 1,639
0.0
1,197
(6)
Freddie Mac REMIC
Trust 2035 PE,
7.000%,
03/15/2028 76
0.0
7,948
(6)
Freddie Mac REMIC
Trust 2049 PL,
7.000%,
04/15/2028 554
0.0
4,452
(3)
Freddie Mac REMIC
Trust 2122 F,
4.913%, (SOFR30A +
0.564%),
02/15/2029 4,437
0.0
4,340
(3)(6)
Freddie Mac
REMIC Trust
2134 SB, 3.237%,
(-1.000*SOFR30A +
7.586%),
03/15/2029 102
0.0
11,175
(3)(6)
Freddie Mac
REMIC Trust
2136 SG, 3.187%,
(-1.000*SOFR30A +
7.536%),
03/15/2029 452
0.0
10,194
(3)(6)
Freddie Mac
REMIC Trust
2177 SB, 4.487%,
(-1.000*SOFR30A +
8.836%),
08/15/2029 390
0.0
3,150
(3)
Freddie Mac REMIC
Trust 2344 FP,
5.413%, (SOFR30A +
1.064%),
08/15/2031 3,180
0.0
1,432
(3)
Freddie Mac REMIC
Trust 2412 GF,
5.413%, (SOFR30A +
1.064%),
02/15/2032 1,443
0.0
22,066  Freddie Mac REMIC
Trust 2415 ZA,
6.500%,
02/15/2032 22,992
0.0
1,772
(3)
Freddie Mac REMIC
Trust 2464 FI,
5.463%, (SOFR30A +
1.114%),
02/15/2032 1,783
0.0
1,818
(3)
Freddie Mac REMIC
Trust 2470 LF,
5.463%, (SOFR30A +
1.114%),
02/15/2032 1,833
0.0
2,415
(3)
Freddie Mac REMIC
Trust 2471 FD,
5.463%, (SOFR30A +
1.114%),
03/15/2032 2,435
0.0
1,963
(3)
Freddie Mac REMIC
Trust 2504 FP,
4.963%, (SOFR30A +
0.614%),
03/15/2032 1,956
0.0
7,069
(3)
Freddie Mac REMIC
Trust 2551 LF,
4.963%, (SOFR30A +
0.614%),
01/15/2033 7,058
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
97,501  Freddie Mac REMIC
Trust 2750 XG,
5.000%,
02/15/2034 $ 99,046
0.1
84,270  Freddie Mac REMIC
Trust 2890 PE,
5.000%,
11/15/2034 85,768
0.1
15,584
(3)
Freddie Mac
REMIC Trust
3001 HT, 8.000%,
(-1.000*SOFR30A +
43.903%),
05/15/2035 16,203
0.0
9,727
(3)(6)
Freddie Mac
REMIC Trust
3004 SB, 1.687%,
(-1.000*SOFR30A +
6.036%),
07/15/2035 310
0.0
3,960
(3)
Freddie Mac
REMIC Trust
3025 SJ, 8.385%,
(-1.000*SOFR30A +
24.330%),
08/15/2035 4,526
0.0
353,605
(3)(6)
Freddie Mac
REMIC Trust
3223 S, 1.487%,
(-1.000*SOFR30A +
5.836%),
10/15/2036 24,301
0.0
2,418,022
(3)(6)
Freddie Mac
REMIC Trust
3502 DL, 1.537%,
(-1.000*SOFR30A +
5.886%),
01/15/2039 193,605
0.2
714,793
(3)(6)
Freddie Mac
REMIC Trust
3505 SA, 1.537%,
(-1.000*SOFR30A +
5.886%),
01/15/2039 54,839
0.1
4,503,955
(3)(6)
Freddie Mac
REMIC Trust
3582 SL, 1.687%,
(-1.000*SOFR30A +
6.036%),
10/15/2039 387,051
0.4
811,181
(3)(6)
Freddie Mac
REMIC Trust
3702 S, 9.646%,
(-1.000*SOFR30A +
4.336%),
05/15/2036 23,109
0.0
191,172
(3)(6)
Freddie Mac
REMIC Trust
3925 SD, 1.587%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 3,950
0.0
287,566
(6)
Freddie Mac REMIC
Trust 4120 IK,
3.000%,
10/15/2032 20,825
0.0
2,400,600
(3)(6)
Freddie Mac
REMIC Trust
4136 LS, 1.687%,
(-1.000*SOFR30A +
6.036%),
11/15/2042 248,486
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
261,565
(3)(6)
Freddie Mac
REMIC Trust 4136
SW, 1.787%,
(-1.000*SOFR30A +
6.136%),
11/15/2032 $ 13,686
0.0
198,963
(6)
Freddie Mac REMIC
Trust 4161 CI,
4.000%,
02/15/2043 27,917
0.0
3,150,829
(6)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 490,727
0.5
646,138
(6)
Freddie Mac REMIC
Trust 4624 BI,
5.500%,
04/15/2036 115,296
0.1
300,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 6.740%,
(SOFR30A + 2.400%),
02/25/2042 305,425
0.3
500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 8.090%,
(SOFR30A + 3.750%),
02/25/2042 517,376
0.5
600,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA1 M2, 9.590%,
(SOFR30A + 5.250%),
03/25/2042 637,227
0.6
119,286
(3)
Ginnie Mae 2007-
8 SP, 7.672%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 139,990
0.1
598,704
(3)(6)
Ginnie Mae 2010-
68 MS, 1.416%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 53,474
0.1
329,247
(3)(6)
Ginnie Mae 2012-
97 SC, 2.266%,
(-1.000*TSFR1M +
6.586%),
07/16/2041 19,483
0.0
5,578,507
(3)(6)
Ginnie Mae 2014-
133 BS, 1.166%,
(-1.000*TSFR1M +
5.486%),
09/20/2044 438,324
0.4
74,802
(3)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 4.855%,
(TSFR1M + 0.534%),
04/25/2036 67,078
0.1
8,482
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ2 A1,
4.000%,
11/25/2049 8,005
0.0
4,845
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ3 A1,
3.500%,
03/25/2050 4,539
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
440,588
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B1A,
3.411%,
10/25/2050 $ 387,151
0.4
165,059
(1)(3)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 134,257
0.1
342,300
(1)(3)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 289,782
0.3
470,041
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ2 A16, 5.500%,
05/25/2053 467,421
0.5
2,001
(3)
GSR Mortgage Loan
Trust 2005-AR6 1A4,
6.697%,
09/25/2035 2,023
0.0
304,123
(3)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
4.855%, (TSFR1M +
0.534%),
04/25/2046 274,142
0.3
334,520
(1)(3)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 284,865
0.3
715,287
(1)(3)
J.P. Morgan Mortgage
Trust 2023-2 A3A,
5.000%,
07/25/2053 697,211
0.7
241,878
(3)
JP Morgan Mortgage
Trust 2005-A4 B1,
6.091%,
07/25/2035 231,801
0.2
19,710
(3)
JP Morgan Mortgage
Trust 2007-A1 7A1,
5.987%,
07/25/2035 19,059
0.0
213,624
(1)(3)
JP Morgan Mortgage
Trust 2017-3 B1,
3.782%,
08/25/2047 198,890
0.2
138,322
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 124,391
0.1
29,924
(1)(3)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 27,022
0.0
2,183
(1)(3)
JP Morgan Mortgage
Trust 2019-LTV3
A15, 3.500%,
03/25/2050 2,139
0.0
103,884
(3)
Lehman XS Trust
Series 2005-5N 1A2,
4.795%, (TSFR1M +
0.474%),
11/25/2035 104,218
0.1
27,276
(3)
MASTR Adjustable
Rate Mortgages Trust
2006-2 1A1, 6.983%,
04/25/2036 26,537
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
200,000
(1)(3)
Mill City Mortgage
Loan Trust 2017-
2 M2, 3.250%,
07/25/2059 $ 193,151
0.2
199,575
(1)(3)
Mill City Mortgage
Loan Trust 2018-
3 M1, 3.250%,
08/25/2058 189,413
0.2
135,421
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-
2 A9, 2.500%,
05/25/2051 110,396
0.1
1,100,598
(3)(6)
RALI Series Trust
2006-QO1 X2,
2.826%,
02/25/2046 50,333
0.1
3,584
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 3,363
0.0
2,506,761
(3)(6)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X,
1.410%,
08/25/2045 2,481
0.0
17,834
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.756%,
10/25/2036 16,287
0.0
141,835
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.313%,
12/25/2036 128,329
0.1
32,140
(3)
Wells Fargo
Alternative Loan
Trust 2007-PA2 2A1,
4.865%, (TSFR1M +
0.544%),
06/25/2037 27,711
0.0
81,531
(1)(3)
WinWater Mortgage
Loan Trust 2015-
5 B4, 3.753%,
08/20/2045 75,118
0.1
13,895,239
13.6
Total Collateralized
Mortgage Obligations
(Cost $16,685,986)
13,896,145
13.6
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.6%
Federal Home Loan Mortgage Corporation: 0.4%
(7)
259,344
(7)
3.500
%,
01/01/2048 237,288
0.2
23,571
(7)
4.000
%,
09/01/2045 22,323
0.0
24,139
(7)
4.000
%,
09/01/2045 22,843
0.0
39,994
(7)
4.000
%,
09/01/2045 37,937
0.1
45,583
(7)
4.000
%,
09/01/2045 43,238
0.1
38,980
(7)
4.000
%,
05/01/2046 36,975
0.0
1,565
(7)
5.000
%,
12/01/2034 1,578
0.0
5,855
(7)
6.000
%,
02/01/2034 6,066
0.0
820
(7)
6.500
%,
08/01/2032 857
0.0
1,500
(7)
6.500
%,
07/01/2034 1,548
0.0
4,492
(7)
6.500
%,
07/01/2034 4,687
0.0
415,340
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association: 0.0%
(7)
26,931
(3)(7)
6.818
%, (US0012M +
1.779%),
10/01/2036 $ 27,736
0.0
Government National Mortgage Association: 2.6%
1,580,000
(8)
2.000
%,
05/15/2054 1,292,340
1.3
1,548,052
2.500
%,
05/20/2051 1,321,780
1.3
10,383
5.000
%,
04/15/2034 10,419
0.0
4,466
6.500
%,
02/20/2035 4,599
0.0
2,629,138
2.6
Uniform Mortgage-Backed Securities: 6.6%
1,631,343
2.000
%,
02/01/2052 1,304,121
1.3
12,531
2.500
%,
06/01/2030 12,078
0.0
16,272
2.500
%,
06/01/2030 15,668
0.0
6,735
2.500
%,
07/01/2030 6,481
0.0
1,873,000
(8)
2.500
%,
05/01/2055 1,557,572
1.5
24,535
4.000
%,
05/01/2045 23,251
0.0
478,188
4.000
%,
04/01/2049 450,675
0.5
1,095,551
4.500
%,
12/01/2054 1,048,379
1.0
131,945
5.000
%,
10/01/2052 129,750
0.1
363,000
(8)
5.000
%,
05/01/2055 355,489
0.4
1,686,000
(8)
5.500
%,
04/01/2055 1,684,022
1.7
22,374
6.000
%,
11/01/2034 23,255
0.0
37,749
6.000
%,
04/01/2035 39,252
0.1
9,605
6.500
%,
12/01/2029 9,905
0.0
5,083
6.500
%,
01/01/2034 5,243
0.0
32
7.000
%,
04/01/2033 34
0.0
4,928
7.500
%,
09/01/2032 5,117
0.0
8,721
7.500
%,
01/01/2033 8,947
0.0
6,679,239
6.6
Total U.S. Government
Agency Obligations
(Cost $10,082,282)
9,751,453
9.6
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.4%
United States: 9.4%
250,000
(1)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2029 253,794
0.3
5,090,722
(3)(6)
BANK 2017-
BNK5 XA, 0.944%,
06/15/2060 81,597
0.1
1,948,000
(1)(3)(6)
BANK 2017-
BNK6 XE, 1.500%,
07/15/2060 54,569
0.1
900,387
(3)(6)
BANK 2019-
BN16 XA, 0.931%,
02/15/2052 24,454
0.0
8,641,944
(3)(6)
BANK 2019-
BN21 XA, 0.827%,
10/17/2052 255,900
0.3
8,020,000
(1)(3)(6)
BBCCRE Trust 2015-
GTP XA, 0.597%,
08/10/2033 4,786
0.0
210,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 134,308
0.1
1,108,225
(3)(6)
Benchmark Mortgage
Trust 2019-B9 XA,
1.012%,
03/15/2052 35,348
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
2,730,898
(3)(6)
Benchmark Mortgage
Trust 2020-B18 XA,
1.806%,
07/15/2053 $ 142,857
0.1
332,090
(1)(3)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 6.011%,
(TSFR1M + 1.692%),
03/15/2041 331,774
0.3
200,000
(1)(3)
BOCA Commercial
Mortgage Trust 2024-
BOCA B, 6.659%,
(TSFR1M + 2.340%),
08/15/2041 200,502
0.2
315,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 6.604%,
(TSFR1M + 2.285%),
10/15/2036 308,901
0.3
625,000
(1)(3)
BX Trust 2021-ARIA
C, 6.079%, (TSFR1M
+ 1.760%),
10/15/2036 623,113
0.6
450,000
(1)(3)
BX Trust 2021-
LBA EJV, 6.434%,
(TSFR1M + 2.114%),
02/15/2036 444,078
0.4
275,000
(1)(3)
BX Trust 2021-LGCY
D, 5.735%, (TSFR1M
+ 1.416%),
10/15/2036 272,121
0.3
494,508
(1)(3)
BX Trust 2021-SDMF
D, 5.820%, (TSFR1M
+ 1.501%),
09/15/2034 487,551
0.5
1,452,331
(3)(6)
CD Mortgage Trust
2016-CD1 XA,
1.334%,
08/10/2049 12,392
0.0
625,000
(3)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 3.923%,
07/10/2049 553,451
0.6
200,000
(3)
Citigroup Commercial
Mortgage Trust
2016-P5 B, 3.698%,
10/10/2049 178,045
0.2
3,088,630
(3)(6)
COMM Mortgage
Trust 2016-CR28 XA,
0.634%,
02/10/2049 14,045
0.0
5,622,672
(1)(3)(6)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.789%,
10/05/2030 49,510
0.1
680,000  CSAIL Commercial
Mortgage Trust 2021-
C20 A3, 2.805%,
03/15/2054 603,606
0.6
4,020,266
(3)(6)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K122 X1,
0.873%,
11/25/2030 157,787
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
2,050,012
(3)(6)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1517
X1, 1.323%,
07/25/2035 $ 195,026
0.2
2,099,041
(6)
Freddie Mac
Multifamily Structured
Pass Through
Certificates KL06
XFX, 1.363%,
12/25/2029 90,763
0.1
238,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.973%,
11/27/2050 207,663
0.2
95,000
(1)(9)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 93,747
0.1
95,000
(1)(9)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 93,434
0.1
129,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 0.994%,
09/27/2051 125,876
0.1
109,000
(1)(9)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 78,016
0.1
58,085
(1)(9)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 57,737
0.1
129,000
(1)(9)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 124,149
0.1
2,161,592
(3)(6)
GS Mortgage
Securities Trust 2017-
GS6 XA, 0.997%,
05/10/2050 33,704
0.0
4,735,216
(3)(6)
GS Mortgage
Securities Trust 2019-
GC42 XA, 0.805%,
09/10/2052 136,976
0.1
856,905
(3)(6)
GS Mortgage
Securities Trust 2020-
GC47 XA, 1.124%,
05/12/2053 37,653
0.0
500,000
(1)(3)
GWT 2024-WLF2 A,
6.010%, (TSFR1M +
1.691%),
05/15/2041 500,622
0.5
400,000
(1)(3)
Hawaii Hotel Trust
2025-MAUI C,
6.362%, (TSFR1M +
2.042%),
03/15/2042 398,898
0.4
2,067,951
(1)(3)(6)
LSTAR Commercial
Mortgage Trust
2017-5 X, 0.842%,
03/10/2050 18,977
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
1,689,460
(6)
Morgan Stanley
Capital I Trust 2021-
L5 XA, 1.280%,
05/15/2054 $ 87,064
0.1
80,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.358%,
11/08/2049 74,084
0.1
20,886
(1)(3)
RFM Reremic Trust
2022-FRR1 AB64,
2.211%,
03/01/2050 19,286
0.0
30,000
(1)(9)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 25,869
0.0
750,000
(1)(3)
SMRT 2022-MINI B,
5.670%, (TSFR1M +
1.350%),
01/15/2039 740,357
0.7
500,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 6.162%,
(TSFR1M + 1.842%),
03/15/2042 495,551
0.5
5,786,973
(3)(6)
UBS Commercial
Mortgage Trust 2018-
C9 XA, 0.903%,
03/15/2051 131,608
0.1
28,021  Wells Fargo
Commercial Mortgage
Trust 2014-LC18 B,
3.959%,
12/15/2047 27,723
0.0
500,000  Wells Fargo
Commercial Mortgage
Trust 2024-5C1 A3,
5.928%,
07/15/2057 519,153
0.5
9,538,425
9.4
Total Commercial
Mortgage-Backed
Securities
(Cost $9,605,024)
9,538,425
9.4
MUTUAL FUNDS: 9.4%
United States: 9.4%
373,285  Voya VACS Series
EMHCD Fund
3,781,380
3.7
564,014  Voya VACS Series
HYB Fund
5,752,943
5.7
9,534,323
9.4
Total Mutual Funds
(Cost $9,401,010)
9,534,323
9.4
ASSET-BACKED SECURITIES: 8.3%
Cayman Islands: 8.2%
700,000
(1)(3)
AGL CLO 11 Ltd.
2021-11A AJ, 5.914%,
(TSFR3M + 1.612%),
04/15/2034 698,628
0.7
500,000
(1)(3)
Barings CLO Ltd.
2019-4A CR, 6.502%,
(TSFR3M + 2.200%),
07/15/2037 501,912
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
412,500
(1)(3)
BlueMountain CLO
Ltd. 2013-2A CR,
6.502%, (TSFR3M +
2.212%),
10/22/2030 $ 413,098
0.4
250,000
(1)(3)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 6.564%, (TSFR3M
+ 2.262%),
04/15/2034 248,679
0.2
250,000
(1)(3)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 5.955%, (TSFR3M
+ 1.662%),
04/19/2034 250,273
0.3
300,000
(1)(3)
CBAM Ltd. 2017-
1A AR2, 5.770%,
(TSFR3M + 1.390%),
01/20/2038 300,161
0.3
400,000
(1)(3)
CIFC Funding Ltd.
2013-1A BR, 6.969%,
(TSFR3M + 2.662%),
07/16/2030 400,636
0.4
500,000
(1)(3)
CIFC Funding Ltd.
2020-2A AR, 5.725%,
(TSFR3M + 1.432%),
10/20/2034 500,368
0.5
500,000
(1)(3)
Galaxy XV CLO Ltd.
2013-15A CRR,
6.414%, (TSFR3M +
2.112%),
10/15/2030 501,115
0.5
400,000
(1)(3)
Galaxy XXI CLO
Ltd. 2015-21A CR,
6.305%, (TSFR3M +
2.012%),
04/20/2031 400,333
0.4
400,000
(1)(3)
Madison Park Funding
XXXI Ltd. 2018-
31A CR, 6.540%,
(TSFR3M + 2.250%),
07/23/2037 401,423
0.4
250,000
(1)(3)
Mountain View CLO
XVIII Ltd. 2024-1A C,
6.737%, (TSFR3M +
2.200%),
10/16/2037 248,900
0.2
500,000
(1)(3)
Oaktree CLO Ltd.
2019-4A CRR,
6.563%, (TSFR3M +
2.270%),
07/20/2037 497,913
0.5
250,000
(1)(3)
Oaktree CLO Ltd.
2022-3A CR, 6.402%,
(TSFR3M + 2.100%),
10/15/2037 246,966
0.2
500,000
(1)(3)
Ocean Trails Clo
XI 2021-11A C1R,
6.155%, (TSFR3M +
1.850%),
07/20/2034 498,698
0.5
500,000
(1)(3)
OCP CLO Ltd. 2014-
5A BR, 6.362%,
(TSFR3M + 2.062%),
04/26/2031 501,056
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
550,000
(1)(3)
Octagon Investment
Partners 43 Ltd.
2019-1A CR, 6.750%,
(TSFR3M + 2.450%),
10/25/2032 $ 551,466
0.5
440,000
(1)(3)
Shackleton CLO
Ltd. 2019-15A CR,
6.714%, (TSFR3M +
2.412%),
01/15/2032 441,299
0.4
478,380
(1)(3)
Sound Point CLO IX
Ltd. 2015-2A ARRR,
5.765%, (TSFR3M +
1.472%),
07/20/2032 478,592
0.5
89,683
(1)(3)
Sound Point Clo XV
Ltd. 2017-1A CR,
6.602%, (TSFR3M +
2.312%),
01/23/2029 89,785
0.1
250,000
(1)(3)
THL Credit Wind River
CLO Ltd. 2013-
2A CR, 6.555%,
(TSFR3M + 2.262%),
10/18/2030 250,209
0.2
8,421,510
8.2
United States: 0.1%
193,677
(3)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 4.507%,
03/25/2036 90,713
0.1
Total Asset-Backed
Securities
(Cost $8,529,198)
8,512,223
8.3
U.S. TREASURY OBLIGATIONS: 8.2%
United States Treasury Bonds: 3.1%
1,483,800
4.500
%,
11/15/2054 1,462,471
1.4
7,000
4.625
%,
02/15/2055 7,048
0.0
1,649,100
4.750
%,
02/15/2045 1,679,505
1.7
3,149,024
3.1
United States Treasury Notes: 5.1%
537,700
3.375
%,
09/15/2027 531,378
0.5
33,000
3.875
%,
03/31/2027 32,990
0.0
849,000
3.875
%,
03/15/2028 848,900
0.9
4,000
3.875
%,
08/15/2034 3,900
0.0
573,000
4.000
%,
03/31/2030 574,186
0.6
729,000
4.125
%,
03/31/2032 731,107
0.7
2,393,300
4.625
%,
02/15/2035 2,472,765
2.4
5,195,226
5.1
Total U.S. Treasury
Obligations
(Cost $8,227,757)
8,344,250
8.2
COMMON STOCK: 0.0%
United States: 0.0%
2,149
(4)(5)
American Media
—
—
18
(10)
Ingevity Corp.
713
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
120  Smurfit WestRock
PLC
$ 5,407
0.0
6,120
0.0
Total Common Stock
(Cost $68,119)
6,120
0.0
RIGHTS: 0.0%
United States: 0.0%
4,988
(5)(11)
Resolute Forest
Products, Inc. - CVR
7,083
0.0
Total Rights
(Cost $–)
7,083
0.0
PURCHASED OPTIONS
(12)
: 0.0%
Total Purchased
Options
(Cost $6,682)
5,147
0.0
Total Long-Term
Investments
(Cost $104,989,877)
100,987,336
99.1
SHORT-TERM INVESTMENTS: 5.2%
Repurchase Agreements: 0.7%
679,914
(13)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $679,995,
collateralized
by various U.S.
Government
Securities, 4.875%,
Market Value plus
accrued interest
$693,512, due
10/31/28)
679,914
0.7
Total Repurchase
Agreements
(Cost $679,914)
679,914
0.7
Commercial Paper: 1.9%
1,000,000  Broadcom, Inc.,
4.620
%,
04/17/2025 997,854
1.0
950,000
(1)
Enterprise Products,
4.580
%,
04/01/2025 949,881
0.9
Total Commercial
Paper
(Cost $1,947,964)
1,947,735
1.9

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Mutual Funds: 2.6%
2,678,000
(14)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $2,678,000) $ 2,678,000 2.6
Total Short-Term
Investments
(Cost $5,305,878)
$ 5,305,649
5.2
Total Investments in
Securities
(Cost $110,295,755) $ 106,292,985 104.3
Liabilities in Excess
of Other Assets (4,343,931) (4.3)
Net Assets $ 101,949,054 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2025.
(3)
Variable rate security. Rate shown is the rate in effect as of March
31, 2025.
(4)
Security, or a portion of the security, is on loan.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(8)
Represents or includes a TBA transaction.
(9)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(10)
Non-income producing security.
(11)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2025, the Portfolio held restricted securities with a fair value of $7,083 or —% of net assets. Please refer to the table below for additional details.
(12)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)
Rate shown is the 7-day yield as of March 31, 2025.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY China Yuan
CZK Czech Koruna
EUR EU Euro
GBP British Pound
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
THB Thai Baht
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0012M 12-month LIBOR
Sector Diversiﬁcation
Percentage
of Net Assets
Sovereign Bonds 21.5%
Collateralized Mortgage Obligations 13.6
U.S. Government Agency Obligations 9.6
Mutual Funds 9.4
Commercial Mortgage-Backed Securities 9.4
Asset-Backed Securities 8.3
U.S. Treasury Obligations 8.2
Financial 7.1
Consumer, Non-cyclical 3.0
Utilities 2.6
Industrial 1.6
Technology 1.6
Consumer, Cyclical 1.4
Communications 0.8
Energy 0.8
Basic Materials 0.2
Purchased Options 0.0
Rights 0.0
Materials 0.0
Short-Term Investments 5.2
Liabilities in Excess of Other Assets (4.3)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
United States $ 6,120 $ — $ — $ 6,120
Total Common Stock 6,120 — — 6,120
Sovereign Bonds — 21,970,323 — 21,970,323
Corporate Bonds/Notes — 19,421,844 — 19,421,844
Collateralized Mortgage Obligations — 13,895,239 906 13,896,145
U.S. Government Agency Obligations — 9,751,453 — 9,751,453
Commercial Mortgage-Backed Securities — 9,538,425 — 9,538,425
Mutual Funds 9,534,323 — — 9,534,323
Asset-Backed Securities — 8,512,223 — 8,512,223
U.S. Treasury Obligations — 8,344,250 — 8,344,250
Rights — — 7,083 7,083
Purchased Options — 5,147 — 5,147
Short-Term Investments 2,678,000 2,627,649 — 5,305,649
Total Investments, at fair value $ 12,218,443 $ 94,066,553 $ 7,989 $ 106,292,985
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 8,044 — 8,044
Centrally Cleared Interest Rate Swaps — 510,751 — 510,751
Forward Foreign Currency Contracts — 106,721 — 106,721
Forward Premium Swaptions — 202,038 — 202,038
Futures 76,377 — — 76,377
OTC Total Return Swaps — 11,983 — 11,983
OTC volatility swaps — 20,126 — 20,126
Total Assets $ 12,294,820 $ 94,926,216 $ 7,989 $ 107,229,025
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (593,125) $ — $ (593,125)
Forward Foreign Currency Contracts — (598,227) — (598,227)
Forward Premium Swaptions — (85,451) — (85,451)
Futures (336,252) — — (336,252)
OTC interest rate swaps — (24,110) — (24,110)
OTC Total Return Swaps — (51,278) — (51,278)
Written Options — (61,017) — (61,017)
Total Liabilities $ (336,252) $ (1,413,208) $ — $ (1,749,460)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMHCD Fund
$ 3,695,656 $ 64,100 $ — $ 21,624 $ 3,781,380 $ 64,109 $ — $ —

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series HYB Fund
$ 5,685,773 $ 95,666 $ — $ (28,496) $ 5,752,943 $ 95,669 $ — $ —
$ 9,381,429 $ 159,766 $ — $ (6,872) $ 9,534,323 $ 159,778 $ — $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, Voya Global Bond Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Resolute Forest Products, Inc. - CVR 3/1/2023 $ — $ 7,083
$ — $ 7,083
At March 31, 2025, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 83,002 TRY 3,843,000 Bank of America N.A. 04/03/25 $ (18,132)
HUF 29,109,883 USD 73,536 Bank of America N.A. 04/25/25 4,513
USD 290,587 BRL 1,681,944 Bank of America N.A. 04/25/25 (2,941)
DKK 1,526,805 USD 224,730 Bank of America N.A. 05/16/25 (2,820)
USD 80,562 JPY 11,908,490 Barclays Bank PLC 05/16/25 770
EUR 19,186,125 USD 21,051,374 Barclays Bank PLC 05/16/25 (254,727)
BRL 1,203,695 USD 204,835 BNP Paribas 04/25/25 5,229
MXN 7,018,819 USD 340,736 BNP Paribas 04/25/25 1,161
CLP 285,944,681 USD 302,245 BNP Paribas 04/25/25 (1,129)
USD 176,904 BRL 1,023,829 BNP Paribas 04/25/25 (1,772)
CLP 301,563,582 USD 323,445 BNP Paribas 04/25/25 (5,881)
HKD 379,429 USD 48,798 Brown Brothers Harriman & Co. 04/25/25 (4)
USD 2,559 ZAR 48,325 Brown Brothers Harriman & Co. 04/25/25 (72)
NOK 878,092 USD 82,782 Brown Brothers Harriman & Co. 05/16/25 682
EUR 4,498 USD 4,903 Brown Brothers Harriman & Co. 05/16/25 (28)
CHF 493,860 USD 564,690 Brown Brothers Harriman & Co. 05/16/25 (3,503)
AUD 1,864,563 USD 1,175,066 Brown Brothers Harriman & Co. 05/16/25 (9,578)
CLP 58,910,530 USD 60,425 Citibank N.A. 04/25/25 1,611
COP 451,325,458 USD 107,580 Citibank N.A. 04/25/25 11
CZK 1,529 USD 63 Citibank N.A. 04/25/25 3
IDR 318,581,556 USD 19,433 Citibank N.A. 04/25/25 (304)
USD 206,959 BRL 1,208,192 Citibank N.A. 04/25/25 (3,891)
KRW 1,693,737,212 USD 1,167,469 Citibank N.A. 04/25/25 (16,744)
USD 1,337,135 JPY 199,764,434 Citibank N.A. 05/16/25 (1,374)
RON 360,146 USD 74,517 Deutsche Bank AG 04/25/25 3,662
USD 217,392 TRY 10,252,207 Deutsche Bank AG 11/10/25 3,971
TRY 3,843,000 USD 82,913 Goldman Sachs International 04/03/25 18,222
USD 390,206 MXN 7,793,238 Goldman Sachs International 04/25/25 10,587
USD 383,190 MXN 7,726,750 Goldman Sachs International 04/25/25 6,809
MXN 6,203,433 USD 299,491 Goldman Sachs International 04/25/25 2,687
USD 154,114 MXN 3,109,753 Goldman Sachs International 04/25/25 2,633
USD 101,738 MXN 2,056,736 Goldman Sachs International 04/25/25 1,551
USD 308,860 CLP 292,336,179 Goldman Sachs International 04/25/25 1,014
USD 184,786 MXN 3,801,613 Goldman Sachs International 04/25/25 (395)
TRY 10,239,164 USD 217,392 Goldman Sachs International 11/10/25 (4,243)
USD 1,667,764 BRL 10,381,000 Goldman Sachs International 01/05/26 (30,519)
USD 325,950 BRL 1,906,518 HSBC Bank USA N.A. 04/25/25 (6,770)
USD 312,359 CLP 290,774,602 Morgan Stanley Capital Services LLC 04/25/25 6,156
PLN 171,616 USD 41,889 Morgan Stanley Capital Services LLC 04/25/25 2,385
SGD 343,577 USD 254,079 Morgan Stanley Capital Services LLC 04/25/25 1,974
BRL 1,778,961 USD 308,563 Morgan Stanley Capital Services LLC 04/25/25 1,895
MXN 4,210,794 USD 206,157 Morgan Stanley Capital Services LLC 04/25/25 (1,043)
ILS 446,061 USD 124,898 Morgan Stanley Capital Services LLC 04/25/25 (4,870)
USD 1,862,351 CNY 13,536,867 Morgan Stanley Capital Services LLC 04/25/25 (18,677)
CAD 3,486,334 USD 2,418,115 Morgan Stanley Capital Services LLC 05/16/25 9,876
USD 34,720 JPY 5,211,985 Morgan Stanley Capital Services LLC 05/16/25 (203)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
SEK 4,198,207 USD 421,874 Morgan Stanley Capital Services LLC 05/16/25 $ (3,098)
JPY 170,174,615 USD 1,143,968 Morgan Stanley Capital Services LLC 05/16/25 (3,723)
GBP 2,437,478 USD 3,157,607 Morgan Stanley Capital Services LLC 05/16/25 (9,205)
MXN 2,096,938 USD 105,039 Standard Chartered Bank 04/25/25 (2,894)
USD 311,578 MXN 6,358,737 State Street Bank and Trust Co. 04/25/25 1,835
USD 211,881 MXN 4,335,524 State Street Bank and Trust Co. 04/25/25 692
MXN 3,010,575 USD 149,689 State Street Bank and Trust Co. 04/25/25 (3,040)
NZD 296,987 USD 170,008 State Street Bank and Trust Co. 05/16/25 (1,209)
USD 164,591 THB 5,542,988 UBS AG 04/25/25 943
JPY 1,488,186,102 USD 10,147,842 UBS AG 05/16/25 (176,343)
BRL 1,800,062 USD 303,644 Wells Fargo Bank, N.A. 04/25/25 10,497
USD 310,588 MXN 6,266,215 Wells Fargo Bank, N.A. 04/25/25 5,352
USD 153,982 BRL 892,248 Wells Fargo Bank, N.A. 04/25/25 (1,730)
MXN 6,283,998 USD 313,468 Wells Fargo Bank, N.A. 04/25/25 (7,365)
$ (491,506)
At March 31, 2025, the following futures contracts were outstanding for Voya Global Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 3-Year Bond 16 06/16/25 $ 1,064,783 $ 3,006
Australia 10-Year Bond 4 06/16/25 281,582 1,776
Canada 10-Year Bond 16 06/19/25 1,380,355 11,159
Euro-Bobl 5-Year 42 06/06/25 5,349,401 (30,438)
Euro-Buxl 30-year German Government Bond 10 06/06/25 1,289,562 (74,255)
Euro-OAT 35 06/06/25 4,643,278 (83,413)
Euro-Schatz 64 06/06/25 7,401,650 (4,744)
Japan 10-Year Bond (TSE) 1 06/13/25 922,728 3,681
Japanese Government Bonds 10-Year Mini 17 06/12/25 1,567,958 5,562
Long Gilt 14 06/26/25 1,658,176 (26,313)
Long-Term Euro-BTP 11 06/06/25 1,397,822 (23,526)
U.S. Treasury 2-Year Note 11 06/30/25 2,278,891 1,599
U.S. Treasury 10-Year Note 21 06/18/25 2,335,594 31,949
U.S. Treasury Long Bond 3 06/18/25 351,844 4,095
U.S. Treasury Ultra Long Bond 10 06/18/25 1,222,500 10,681
$ 33,146,124 $ (169,181)
Short Contracts:
Euro-Bund (1) 06/06/25 (139,304) 2,869
U.S. Treasury 5-Year Note (31) 06/30/25 (3,352,844) (38,083)
U.S. Treasury Ultra 10-Year Note (36) 06/18/25 (4,108,500) (55,480)
$ (7,600,648) $ (90,694)
At March 31, 2025, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American Investment Grade Index
Series 44, Version 1 Buy (1.000) 06/20/30 USD 5,190,000 $ (93,717) $ 8,044
$ (93,717) $ 8,044
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either
i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At March 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 1.649 % Annual 04/14/52 GBP 800,000 $ (452,304) $ (452,304)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 4.760 Annual 05/25/25 GBP 900,000 310 310
Pay 3-month KRW-CD-KSDA-Bloomberg Quarterly 2.935 Quarterly 07/31/34 KRW 1,713,918,000 30,450 30,450
Pay 1-day Secured Overnight Financing Rate Monthly 3.058 Monthly 05/08/29 USD 900,000 (19,007) (18,796)
Pay 1-day Secured Overnight Financing Rate Monthly 3.105 Monthly 08/08/32 USD 1,870,000 (68,807) (76,467)
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.674 Annual 09/30/52 GBP 70,000 10,929 10,929
Receive 1-day Secured Overnight Financing Rate Annual 3.837 Annual 08/16/44 USD 458,600 7,988 7,988
Receive 1-day Secured Overnight Financing Rate Annual 3.855 Annual 11/29/44 USD 580,000 9,304 9,304
Receive 1-day Secured Overnight Financing Rate Annual 3.860 Annual 06/26/34 USD 1,000,000 (6,289) (6,289)
Receive 1-day Secured Overnight Financing Rate Annual 1.551 Annual 01/24/29 USD 2,000,000 150,136 150,136
Receive 1-day Secured Overnight Financing Rate Annual 3.464 Annual 09/26/32 USD 2,000,000 35,630 35,630
Receive 1-day Secured Overnight Financing Rate Annual 3.482 Annual 06/09/33 USD 2,000,000 38,255 38,255
Receive 1-day Secured Overnight Financing Rate Monthly 3.477 Monthly 05/03/27 USD 2,250,000 8,833 8,786
Receive 1-day Secured Overnight Financing Rate Monthly 3.046 Monthly 05/08/30 USD 2,300,000 61,838 61,642
Receive 1-day Secured Overnight Financing Rate Annual 2.962 Annual 06/14/27 USD 3,000,000 48,178 48,178
Receive 1-day Secured Overnight Financing Rate Annual 4.006 Annual 06/26/29 USD 3,000,000 (39,269) (39,269)
Receive 1-day Secured Overnight Financing Rate Monthly 3.114 Monthly 03/08/28 USD 3,600,000 50,958 51,647
Receive 1-day Secured Overnight Financing Rate Monthly 4.068 Monthly 05/03/25 USD 3,750,000 924 865
Receive 1-day Secured Overnight Financing Rate Annual 3.605 Annual 01/08/31 USD 4,000,000 18,823 18,823
Receive 1-day Secured Overnight Financing Rate Monthly 3.678 Monthly 05/03/26 USD 17,000,000 38,008 37,808
$ (75,112) $ (82,374)
At March 31, 2025, the following OTC interest rate swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay
1-day Overnight
Brazil Interbank
Deposit
At
Termination
Date
Goldman Sachs
International 14.133%
At
Termination
Date 01/03/28 BRL 6,517,608 $ (15,703) $ — $ (15,703)
Pay
1-day
COP-IBR-BANREP Quarterly BNP Paribas 8.390% Quarterly 02/03/30 COP 1,930,573,000 (4,024) — (4,024)
Pay
1-day
COP-IBR-BANREP Quarterly
Goldman Sachs
International 8.370% Quarterly 02/04/30 COP 1,930,573,000 (4,383) — (4,383)
$ (24,110) $ — $ (24,110)
At March 31, 2025, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Japanese
Government
30-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate-5 basis
points)
At
Termination
Date
Goldman Sachs
International 05/15/25 JPY 220,000,000 $ (51,278) $ — $ (51,278)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Japanese
Government
5-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate-4 basis
points)
At
Termination
Date
Nomura
International
PLC 05/22/25 JPY 500,000,000 $ 9,857 $ — $ 9,857
Receive
Japanese
Government
20-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura
International
PLC 06/06/25 JPY 200,000,000 2,126 — 2,126
$ (39,295) $ — $ (39,295)
(1)
The fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
At March 31, 2025, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
USD vs. MXN Spot Exchange
Rate 14.200% Goldman Sachs International 01/20/26 USD 6,000 $ 4,357 $ 4,357
Pay
EUR vs. USD Spot Exchange
Rate 8.400%
Morgan Stanley Capital Services
LLC 02/10/26 USD 1,765,000 8,326 8,326
Pay
USD vs. MXN Spot Exchange
Rate 13.500%
Morgan Stanley Capital Services
LLC 06/12/25 USD 6,000 169 169
Pay
USD vs. MXN Spot Exchange
Rate 14.500%
Morgan Stanley Capital Services
LLC 02/04/26 USD 3,000 3,286 3,286
Receive
USD vs. INR Spot Exchange
Rate 4.325% BNP Paribas 02/10/26 USD 1,765,000 3,988 3,988
$ 20,126 $ 20,126
At March 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
JPMorgan Chase
Bank N.A.
CDX North America High
Yield Index Series 43,
Version 1 5.000 Pay 104.500% 04/16/25 USD $ 500,000 $ (2,950) $ (2,015)
$(2,950) $(2,015)
At March 31, 2025, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Put USD vs. Call JPY Nomura International PLC 08/21/25 135.000 USD 63,000 $ 6,682 $ 5,147
$ 6,682 $ 5,147
At March 31, 2025, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call USD vs. Put TRY Deutsche Bank AG 11/07/25 47.000 USD 633,000 $ 57,033 $ (55,151)
Put USD vs. Call TRY Deutsche Bank AG 05/29/25 38.500 USD 633,000 8,739 (3,851)
$ 65,772 $ (59,002)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
At March 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Barclays Bank PLC 2.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 1,208,000 $ — $ 22,452
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 1,146,610 (48,158) (10,403)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 1,307,000 (898,092) 42,721
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.000% Pay 6-month EUR-EURIBOR 12/15/25 EUR 1,109,000 (21,585) (5,616)
Put on 10-Year
Interest Rate Swap UBS AG 3.000% Pay 6-month EUR-EUIRBOR 12/15/25 EUR 831,000 (16,174) (4,208)
Put on 20-Year
Interest Rate Swap
Goldman Sachs
International 2.100% Pay 6-month EUR-EURIBOR 02/12/35 EUR 559,000 (77,672) 18,271
Put on 20-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 2.100% Pay 6-month EUR-EURIBOR 02/12/35 EUR 559,000 (77,551) 18,364
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 3,070,500 (293,300) 87,819
$ (1,432,532) $ 169,400
At March 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Put on 10-Year
Interest Rate Swap Barclays Bank PLC 5.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 1,208,000 $ 21,865 $ (30,225)
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 1,146,610 48,157 (7,361)
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.500% Receive 6-month EUR-EURIBOR 12/15/25 EUR 1,109,000 8,994 3,348
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.250% Receive 6-month EUR-EURIBOR 12/15/25 EUR 1,109,000 13,191 3,646
Put on 10-Year
Interest Rate Swap UBS AG 3.500% Receive 6-month EUR-EURIBOR 12/15/25 EUR 831,000 7,818 3,570
Put on 10-Year
Interest Rate Swap UBS AG 3.250% Receive 6-month EUR-EURIBOR 12/15/25 EUR 831,000 8,986 1,847
Put on 5-Year Interest
Rate Swap
Goldman Sachs
International 3.000% Receive 6-month EUR-EURIBOR 02/12/30 EUR 1,678,000 39,917 (13,819)
Put on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.000% Receive 6-month EUR-EURIBOR 02/12/30 EUR 1,678,000 39,917 (13,819)
$ 188,845 $ (52,813)
(1)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
COP
—
Colombian Peso
CZK
—
Czech Koruna
DKK
—
Danish Krone
EUR
—
EU Euro
GBP
—
British Pound
Currency Abbreviations:
HKD
—
Hong Kong Sar Dollar
HUF
—
Hungarian Forint
IDR
—
Indonesian Rupiah
ILS
—
Israeli New Shekel
JPY
—
Japanese Yen
KRW
—
South Korean Won
MXN
—
Mexican Peso
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Global Bond Portfolio
Currency Abbreviations:
SGD
—
Singapore Dollar
THB
—
Thai Baht
TRY
—
Turkish Lira
USD
—
United States Dollar
Currency Abbreviations:
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,710,240
Gross Unrealized Depreciation (5,713,010)
Net Unrealized Depreciation $ (4,002,770)